Description of Organization and Business Operations, Liquidity and Capital Resources (Q2) (Details) - USD ($)			4 Months Ended	6 Months Ended
	Mar. 02, 2021	Jan. 04, 2021	Dec. 31, 2020	Jun. 30, 2021
Liquidity and Capital Resources [Abstract]
Cash at bank			$ 0	$ 757,247
Working capital				1,100,000
Loan proceeds				127,075
Sponsor [Member]
Liquidity and Capital Resources [Abstract]
Offering costs paid by sponsor in exchange for issuance of founder shares				25,000
Sponsor [Member] | Promissory Note [Member]
Liquidity and Capital Resources [Abstract]
Loan proceeds	$ 161,000	$ 11,000	$ 11,000	161,000
Working capital loan outstanding amount				$ 0